Direct Financing and Sales-type Leases	12 Months Ended
Dec. 31, 2014
Direct Financing and Sales-type Leases

(6) Direct Financing and Sales-type Leases

The Company leases containers under direct financing and sales-type leases. The Company had 174,271 and 120,338 containers under direct financing and sales-type leases as of December 31, 2014 and 2013, respectively.

The components of the net investment in direct financing and sales-type leases, which are reported in the Company’s Container Ownership segment as of December 31, 2014 and 2013 were as follows:

	2014	2013
Future minimum lease payments receivable	$422,451	$326,273
Residual value of containers	8,650	9,055
Less unearned income	(62,096)	(53,207)

Net investment in direct financing and sales-type leases	$369,005	$282,121

Amounts due within one year	$89,003	$64,811
Amounts due beyond one year	280,002	217,310

Net investment in direct financing and sales-type leases	$369,005	$282,121

The carrying value of TW’s net investment in direct financing and sales-type leases was $160,182 and $104,803 at December 31, 2014 and 2013, respectively.

The Company maintains detailed credit records about its container lessees. The Company’s credit policy sets different maximum exposure limits for its container lessees. The Company uses various credit criteria to set maximum exposure limits rather than a standardized internal credit rating. Credit criteria used by the Company to set maximum exposure limits may include, but are not limited to, container lessee trade route, country, social and political climate, assessments of net worth, asset ownership, bank and trade credit references, credit bureau reports, including those from Dynamar B.V. and Lloyd’s Marine Intelligence Unit (common credit reporting agencies used in the maritime sector), operational history and financial strength. The Company monitors its container lessees’ performance and its lease exposures on an ongoing basis, and its credit management processes are aided by the long payment experience the Company has had with most of its container lessees and the Company’s broad network of long-standing relationships in the shipping industry that provide the Company current information about its container lessees.

If the aging of current billings for the Company’s direct financing and sales-type leases included in accounts receivable, net were applied to the related balances of the unbilled future minimum lease payments receivable component of the Company’s net investment in direct finance leases and sales-type leases as of December 31, 2014, the aging would be as follows:

1-30 days past due	$133,906
31-60 days past due	619
61-90 days past due	—
Greater than 90 days past due	22,877

Total past due	157,402
Current	265,049

Total future minumum lease payments	$422,451

The Company maintains allowances, if necessary, for doubtful accounts and estimated losses resulting from the inability of its lessees to make required payments under direct financing and sales-type leases based on, but not limited to, each lessee’s payment history, management’s current assessment of each lessee’s financial condition and the adequacy of the fair value of containers that collateralize the leases compared to the book value of the related net investment in direct financing and sales-type leases. The changes in the carrying amount of the allowance for doubtful accounts related to billed amounts under direct financing and sales-type leases and included in accounts receivable, net, during the years ended December 31, 2014 and 2013 are as follows:

Balance as of December 31, 2012	$451
Additions charged to expense	187
Write-offs	(25)

Balance as of December 31, 2013	613
Additions charged to expense	530
Write-offs	—

Balance as of December 31, 2014	$1,143

The following is a schedule by year of future minimum lease payments receivable under these direct financing and sales-type leases as of December 31, 2014:

Year ending December 31:
2015	$112,636
2016	99,739
2017	100,461
2018	40,953
2019 and thereafter	68,662

Total future minimum lease payments receivable	$422,451

Lease rental income includes income earned from direct financing and sales-type leases in the amount of $24,136, $21,438 and $11,040 during 2014, 2013 and 2012, respectively.